LEASES	6 Months Ended
Jun. 30, 2025
Leases
LEASES

8. LEASES

Operating lease

As of June 30, 2025, the Company had one operating lease for its office. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants. As of June 30, 2025, the weighted average remaining lease term was 6 months (2024: 1 year) and the weighted average discount rate was 5.25% (2024: 5.25%). Cash paid for operating lease included in the operating cash flows was US$20,068 and US$20,268 for the six-month periods ended June 30, 2024 and 2025, respectively. Subsequent to June 30, 2025, the Company will be renewing the lease for an additional three-year term under similar commercial terms.

The following table presents the operating lease-related assets and liabilities recorded on the Company’s consolidated balance sheet as at December 31, 2024 and unaudited interim condensed balance sheet as at June 30, 2025.

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Right-of-use asset	259	259
Accumulated depreciation	(222)	(241)
Right-of-use asset, net	37	18

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Operating lease liabilities
Current portion	37	18
Non-current portion	–	–
Total operating lease liabilities	37	18

The following table summarizes the maturity of operating lease liabilities as of June 30, 2025:

2025
US$’000
Future payment	18
2025 (remainder of year)	(*)
Present value of lease liabilities	18

*	Denotes amount less than US$1,000

Finance lease

On July 17, 2023, the Company acquired a vehicle through a finance lease agreement. The agreement entails 60 monthly installments, with an interest rate of 5.43% per annum, based on principal amount of US$144,356. As of December 31, 2024 and June 30, 2025, the weighted average remaining lease term was 3.5 years and 3 years.

The following table presents the finance lease-related assets and liabilities recorded on the Company’s unaudited interim condensed consolidated balance sheets.

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Motor vehicle	239	239
Accumulated depreciation	(48)	(60)
Motor vehicle, net	191	179

	December 31,	June 30,
	2024	2025
	US$’000	US$’000
Finance lease liabilities
Current portion	29	30
Non-current portion	72	65
Total finance lease liabilities	101	95

The following table summarizes the maturity of finance lease liabilities as of June 30, 2025:

2025
US$’000
2025 (remainder of year)	18
2026	34
2027	34
2028	17
Total	103
Imputed interest	(8)
Present value of lease liabilities	95